AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 5, 2000
                                                          FILE NOS.  33-9421
                                                                    811-5526
=============================================================================

                     SECURITIES  AND  EXCHANGE  COMMISSION
                            WASHINGTON, D.C. 20549

                            ----------------------

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       \x\

                          PRE-EFFECTIVE AMENDMENT NO.                      \ \

                        POST-EFFECTIVE AMENDMENT NO. 30                    \x\

                                    AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    \x\

                               AMENDMENT NO. 34                            \x\

                               ----------------

             MUTUAL FUND INVESTMENT TRUST (formerly AVESTA Trust)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


      1211 Avenue of the Americas, 41st Floor
                 New York, New York                                  10036
      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)                      (ZIP CODE)


                            --------------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (212) 492-1600

                            --------------------

                            George Martinez, Esq.
                          BISYS Fund Services, Inc.
                              3435 Stelzer Road
                             Columbus, Ohio 43219
                (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   COPY TO:
                                SARAH COGAN, ESQ.
                          SIMPSON THACHER & BARTLETT
                             425 LEXINGTON AVENUE

                           NEW YORK, NEW YORK 10017


It is proposed that this filing will become effective:


\ \  immediately upon filing pursuant      \ \ on    pursuant to paragraph (b)
     to paragraph (b)

\X\  60 days after filing pursuant to      \ \ on April 30, 1999 pursuant to
     paragraph (a)(1)                          paragraph (a)(1)

\ \  75 days after filing pursuant         \ \ on    pursuant to paragraph
     to paragraph (a)(2)                       (a)(2) of Rule 485

If appropriate, check the following box:

\ \ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Registrant has previously elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of units of beneficial interest for sale under the Securities Act of 1933. Registrant's Rule 24f-2 Notice for the fiscal year 1999 was filed on or about March 21, 2000.
================================================================================

-------------------------------------------------------------------------------
SUBJECT TO COMPLETION--DECEMBER 1, 2000
-------------------------------------------------------------------------------

Chase Funds

THIS PROSPECTUS OFFERS:
CLASS A, CLASS B AND CLASS C SHARES

CHASE BALANCED
FUND

CHASE EQUITY INCOME
FUND

CHASE CORE EQUITY
FUND

CHASE EQUITY
GROWTH FUND

This Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[CHASE LOGO]
THE RIGHT RELATIONSHIP IS EVERYTHING.

RHCE-1-1100

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

 CHASE BALANCED FUND                        1

 CHASE EQUITY INCOME FUND                  10

 CHASE CORE EQUITY FUND                    18

 CHASE EQUITY GROWTH FUND                  26

---------------------------------------------

 THE FUNDS' INVESTMENT ADVISER             34

---------------------------------------------

 HOW YOUR ACCOUNT WORKS                    36

---------------------------------------------

 ABOUT SALES CHARGES                       36

 BUYING FUND SHARES                        38

 SELLING FUND SHARES                       40

 EXCHANGING FUND SHARES                    40

 OTHER INFORMATION CONCERNING THE FUNDS    41

 DISTRIBUTION ARRANGEMENTS                 42

 DISTRIBUTIONS AND TAXES                   42

 SHAREHOLDER SERVICES                      43

---------------------------------------------

 WHAT THE TERMS MEAN                       45

---------------------------------------------

 HOW TO REACH US                   Back cover

---------------------------------------------

--------------------------------------------------------------------------------
CHASE BALANCED FUND
--------------------------------------------------------------------------------

[Start Sidebar]

The Fund's
objective

The Fund aims to provide a balance of current income and growth of capital.

[End Sidebar]

The Fund's main investment
strategy

The Fund seeks a balance of current income and growth by using the following strategies:

  o an active equity management style that focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks, and

  o an active fixed income management style that focuses primarily on domestic fixed income securities.

The Fund's adviser may adjust the portion of the Fund's assets that are invested in equity and fixed income securities depending on its analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.

The Fund seeks growth of capital by normally investing 30% to 70% of its total assets in equity securities. The Fund invests primarily in companies with one or more of the following characteristics:

  o a projected rate of earnings growth that's equal to or greater than the equity markets

  o a return on assets and equity that's equal to or greater than the equity markets

  o  above-average price/earnings ratios

  o  below-average dividend yield

CHASE BALANCED FUND

  o  above-average market volatility

  o  a market capitalization of more than $500 million.

Market capitalization is the total market value of a company's shares. Equity securities include common stocks and preferred stocks and securities that are convertible into common stocks.

The Fund will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed income securities, including mortgage-backed securities. The Fund invests in fixed income securities only if they are rated as investment grade or the adviser considers them to be comparable to investment grade.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's advisers will adjust the maturity based on its outlook for the economy.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[LOGO]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

[START SIDEBAR]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[END SIDEBAR]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Balanced Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the

CHASE BALANCED FUND

"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The value of the Fund's fixed income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-related securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

The Fund's performance will also depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The market value of convertible securities tends to decline as interest rates increase. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[LOGO]

CHASE BALANCED FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index and Lehman Government/Credit Index (formerly the Lehman Government/Corporate Index), widely recognized market benchmarks, and the Lipper Balanced Funds Index.

Class A shares were formerly called Investor Class shares, which did not have a
sales load. Because Class B and C shares were not launched until      , the
performance shown is based on performance for Class A shares (formerly Investor Class shares) of the Fund. The actual returns of Class B and C shares would have been lower than shown because Class B and C shares have higher expenses than Class A shares.

The S&P 500 Index is an unmanaged, broad-based index of 500 companies and is generally considered to represent the U.S. market. The Lehman Government/ Credit Index is an unmanaged index that consists of the Lehman government and corporate bond indices, including U.S. Treasury and agency securities, and corporate and Yankee bonds. The Lipper Balanced Funds Index represents the performance of the 30 largest balanced funds.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[LOGO]

YEAR-BY-YEAR RETURNS

Past performance does not predict how
this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

[START BAR CHART]

 1991     1992     1993      1994      1995      1996      1997      1998      1999     2000
24.16%    5.32%    6.01%    -2.27%    23.83%    11.31%    23.67%    25.04%    13.94%    00.00%

-----------------------------
  BEST QUARTER         13.24%
-----------------------------
            4th quarter, 1998

-----------------------------
  WORST QUARTER        -3.30%
-----------------------------
            1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                               PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------
 CLASS A SHARES
-------------------------------------------------------------------------
 CLASS B SHARES
-------------------------------------------------------------------------
 CLASS C SHARES
-------------------------------------------------------------------------
 LEHMAN GOV'T/CREDIT INDEX
-------------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX
-------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load. The performance for Class B and C shares reflects the deduction of the applicable contingent deferred sales load.

Because Class B and C shares were not launched until      , the performance
shown is based on performance for Class A shares (formerly Investor Class shares) of the Fund. The actual returns of Class B and C shares would have been lower than shown because Class B and C shares have higher expenses than Class A shares.

CHASE BALANCED FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                  MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                  (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                  SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                  OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------
 CLASS A SHARES   5.75%                       NONE
--------------------------------------------------------------------------
 CLASS B SHARES   NONE                        5.00%
--------------------------------------------------------------------------
 CLASS C SHARES   NONE                        1.00%
--------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                  TOTAL ANNUAL
CLASS OF   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
SHARES     FEE          (12B-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------
 CLASS A   0.50%        0.25%          0.68%      1.43%
--------------------------------------------------------------------------
 CLASS B   0.50%        0.75%          0.68%      1.93%
--------------------------------------------------------------------------
 CLASS C   0.50%        0.75%          0.68%      1.93%
--------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on estimated expenses for the current fiscal year.

The actual Other Expenses for Class A shares are expected to be 0.50% and Total Annual Fund Operating Expenses for Class A shares are not expected to exceed 1.25%. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000

o you sell all your shares at the end of the period

o your investment has a 5% return each year

o you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                1 YEAR    3 YEARS   5 YEARS     10 YEARS
-------------------------------------------------------------------------
 CLASS A*       $712      $1,001    $1,312      $2,190
-------------------------------------------------------------------------
 CLASS B **     $696      $  906    $1,242      $2,124***
-------------------------------------------------------------------------
 CLASS C **     $296      $  606    $1,042      $2,254
-------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                1 YEAR    3 YEARS   5 YEARS     10 YEARS
-------------------------------------------------------------------------
 CLASS B        $196      $606      $1,042      $2,124***
-------------------------------------------------------------------------
 CLASS C        $196      $606      $1,042      $2,254
-------------------------------------------------------------------------

  * Assumes sales charge is deducted when shares are purchased.

 ** Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
CHASE EQUITY INCOME FUND
--------------------------------------------------------------------------------

[START SIDEBAR]

The Fund's
objective

The Fund aims to invest in securities that provide both capital appreciation and current income.

[END SIDEBAR]

The Fund's main investment strategy

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of income-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above-average dividend yield and a consistent dividend record. The Fund also emphasizes securities of companies with below-average market volatility and price/earnings ratios or a market capitalization of more than $500 million. The Fund combines growth and value styles of investing.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

[START SIDEBAR]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

[END SIDEBAR]

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[LOGO]

CHASE EQUITY INCOME FUND

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Income Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not pro- vide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the

[START SIDEBAR]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[END SIDEBAR]

"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[LOGO]

CHASE EQUITY INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large Cap Value Funds Index.

Class A shares were formerly called Investor Class shares, which did not have a
sales load. Because Class B and C shares were not launched until      , the
performance shown is based on performance for Class A shares (formerly Investor Class shares) of the Fund. The actual returns of Class B and C shares would have been lower than shown because Class B and C shares have higher expenses than Class A shares.

The S&P 500 Index is an unmanaged, broad-based index of 500 companies that is generally considered to represent the U.S. market. The Lipper Large Cap Value Funds Index consists of funds that invest in large-cap value stocks. These funds usually have a below-average price-to-book ratio and three-year earnings growth figure compared to the diversified U.S. large cap funds universe.
The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[LOGO]

YEAR-BY-YEAR RETURNS

Past performance does not predict how
this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

[START BAR CHART]

 1991     1992      1993      1994      1995      1996      1997      1998      1999      2000
22.10%    5.61%    12.34%    -3.37%    33.72%    17.87%    31.05%    26.12%    12.70%    00.00%

[END BAR CHART]

-----------------------------
  BEST QUARTER         18.81%
-----------------------------
            4th quarter, 1998

-----------------------------
  WORST QUARTER        -8.07%
-----------------------------
            3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------
 CLASS B SHARES
--------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------
 S&P 500 INDEX
--------------------------------------------------------------------------------
 LIPPER LARGE CAP VALUE FUNDS INDEX
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load. The performance for Class B and C shares reflects the deduction of the applicable contingent deferred sales load.

Because Class B and C shares were not launched until      , the performance
shown is based on performance for Class A shares (formerly Investor Class shares) of the Fund. The actual returns of Class B and C shares would have been lower than shown because Class B and C shares have higher expenses than Class A shares.

CHASE EQUITY INCOME FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                  MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                  (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                  SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                  OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
 CLASS A SHARES   5.75%                       NONE
--------------------------------------------------------------------------------
 CLASS B SHARES   NONE                        5.00%
--------------------------------------------------------------------------------
 CLASS C SHARES   NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                            TOTAL ANNUAL
CLASS OF   MANAGEMENT         DISTRIBUTION     OTHER        FUND OPERATING
SHARES     FEES               (12B-1 FEES)     EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 CLASS A        0.40%         0.25%            0.76%        1.41%
--------------------------------------------------------------------------------
 CLASS B        0.40%         0.75%            0.76%        1.91%
--------------------------------------------------------------------------------
 CLASS C        0.40%         0.75%            0.76%        1.91%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on estimated expenses for the current fiscal year.

The actual Other Expenses for Class A, Class B and C shares are expected to be 0.60% and Total Annual Fund Operating Expenses are not expected to exceed 1.25% for Class A shares and 1.75% for Class B and Class C shares. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000

o you sell all your shares at the end of the period

o your investment has a 5% return each year

o you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                1 YEAR    3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A*       $710      $996      $1,302      $2,169
--------------------------------------------------------------------------------
 CLASS B **     $694      $900      $1,232      $2,103***
--------------------------------------------------------------------------------
 CLASS C **     $294      $600      $1,032      $2,233
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                1 YEAR    3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B        $194      $600      $1,032      $2,103***
--------------------------------------------------------------------------------
 CLASS C        $194      $600      $1,032      $2,233
--------------------------------------------------------------------------------

  * Assumes sales charge is deducted when shares are purchased.

 ** Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
CHASE CORE EQUITY FUND
--------------------------------------------------------------------------------

[START SIDEBAR]

The Fund's
objective

The Fund aims to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

[END SIDEBAR]

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its assets in Core Equity Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risk outlined below apply to Core Equity Portfolio as well as to the Fund.

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that's greater than or equal to the equity markets.

The Fund seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[LOGO]

[START SIDEBAR]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

[END SIDEBAR]

CHASE CORE EQUITY FUND

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Core Equity Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if

[START SIDEBAR]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[END SIDEBAR]
the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[LOGO]

CHASE CORE EQUITY FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large Cap Core Funds Index.

Class A shares were formerly called Investor Class shares, which did not have a
sales load. Because Class B and C shares were not launched until      , the
performance shown is based on performance for Class A shares (formerly Investor Class shares) of the Fund. The actual returns of Class B and C shares would have been lower than shown because Class B and C shares have higher expenses than Class A shares.

The S&P 500 Index is an unmanaged, broad-based index of 500 companies and is generally considered to represent the U.S. market.

The Lipper Large Cap Core Funds Index consists of funds that invest in both growth and value stocks.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[LOGO]

YEAR-BY-YEAR RETURNS

Past performance does not predict how
this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

[START BAR CHART]

 1994      1995      1996      1997      1998      1999      2000
-4.03%    25.53%    22.54%    33.33%    30.80%    23.59%    00.00%

-----------------------------
  BEST QUARTER         22.85%
-----------------------------
            4th quarter, 1998

-----------------------------
  WORST QUARTER        -9.57%
-----------------------------
           3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                                                  SINCE INCEPTION
                                     PAST 1 YEAR   PAST 5 YEARS   (4/1/93)
---------------------------------------------------------------------------------
 CLASS A SHARES
---------------------------------------------------------------------------------
 CLASS B SHARES
---------------------------------------------------------------------------------
 CLASS C SHARES
---------------------------------------------------------------------------------
 S&P 500 INDEX
---------------------------------------------------------------------------------
 LIPPER LARGE CAP CORE FUNDS INDEX
---------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load.

The performance for Class B and C shares reflects the deduction of the applicable contingent deferred sales load.

Because Class B and C shares were not launched until      , the performance
shown is based on performance for Class A shares (formerly Investor Class shares) of the Fund. The actual returns of Class B and C shares would have been lower than shown because Class B and C shares have higher expenses than Class A shares.

CHASE CORE EQUITY FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                  MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                  (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                  SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                  OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
 CLASS A SHARES   5.75%                       NONE
--------------------------------------------------------------------------------
 CLASS B SHARES   NONE                        5.00%
--------------------------------------------------------------------------------
 CLASS C SHARES   NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                         TOTAL ANNUAL
CLASS OF        MANAGEMENT   DISTRIBUTION    OTHER       FUND OPERATING
SHARES         FEES          (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
 CLASS A        0.50%        0.25%           0.77%       1.52%
--------------------------------------------------------------------------------
 CLASS B        0.50%        0.75%           0.77%       2.02%
--------------------------------------------------------------------------------
 CLASS C        0.50%        0.75%           0.77%       2.02%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares are expected to be 0.10%, the actual Other Expenses are expected to be 0.65% for Class A shares and 0.75% for Class B and Class C shares and Total Annual Fund Operating Expenses are not expected to exceed 1.25% for Class A shares and 2.00% for Class B and Class C shares. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year

o  you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                1 YEAR    3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A*       $721      $1,028    $1,356      $2,283
--------------------------------------------------------------------------------
 CLASS B **     $705      $  934    $1,288      $2,220***
--------------------------------------------------------------------------------
 CLASS C **     $305      $  634    $1,088      $2,348
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                1 YEAR    3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B        $205      $634      $1,088      $2,220***
--------------------------------------------------------------------------------
 CLASS C        $205      $634      $1,088      $2,348
--------------------------------------------------------------------------------

  * Assumes sales charge is deducted when shares are purchased.

 ** Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
CHASE EQUITY GROWTH FUND
--------------------------------------------------------------------------------

[START SIDEBAR]

The Fund's
objective

The Fund aims to provide capital appreciation. Producing current income is a secondary objective.

[END SIDEBAR]

Investment strategy

The Fund seeks to achieve its objective by investing all of its assets in Equity Growth Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risk outlined below apply to Equity Growth Portfolio as well as to the Fund.

The Fund uses an active equity man- agement style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by emphasizing the growth sectors of the economy. It looks for companies with one or more of the following characteristics:

  o a projected earnings growth rate that's greater than or equal to the equity markets in general

  o a return on assets and return on equity equal to or greater than the equity markets

  o  above market average price-earnings ratios

  o  below-average dividend yield

  o  above-average market volatility

  o  a market capitalization of more than $500 million.

The Fund focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[LOGO]

[START SIDEBAR]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and thus lower performance) and increase your taxable dividends.

[END SIDEBAR]

CHASE EQUITY GROWTH FUND

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Growth Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not pro- vide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the

[START SIDEBAR]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[END SIDEBAR]

"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[LOGO]

CHASE EQUITY GROWTH FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Large Cap Growth Funds Index.

Class A shares were formerly called Investor Class shares, which did not have a
sales load. Because Class B and C shares were not launched until      , the
performance shown is based on performance for Class A shares (formerly Investor Class shares) of the Fund. The actual returns of Class B and C shares would have been lower than shown because Class B and C shares have higher expenses than Class A shares.

The S&P 500/BARRA Growth Index includes S&P 500 Index securities that have high price-to-book ratios, low dividend yields and high price/earnings ratios. It's a market-weighted index, which means each stock affects the index in proportion to its market value.

Funds in the Lipper Large Cap Growth Funds Index normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[LOGO]

YEAR-BY-YEAR RETURNS

Past performance does not predict how
this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

[START BAR CHART]

 1991     1992     1993      1994      1995      1996      1997      1998      1999      2000
31.69%    6.43%    2.48%    -0.90%    25.78%    20.52%    37.20%    41.19%    31.54%    00.00%

-----------------------------
  BEST QUARTER         27.32%
-----------------------------
            4th quarter, 1998

-----------------------------
  WORST QUARTER        -9.30%
-----------------------------
            3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------
 CLASS B SHARES
--------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------
 S&P 500/BARRA GROWTH INDEX
--------------------------------------------------------------------------------
 LIPPER LARGE CAP GROWTH FUNDS
 INDEX
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load.

The performance for Class B and C shares reflects the deduction of the applicable contingent deferred sales load.

Because Class B and C shares were not launched until       , the performance
shown is based on performance for Class A shares (formerly Investor Class shares) of the Fund. The actual returns of Class B and C shares would have been lower than shown because Class B and C shares have higher expenses than Class A shares.

CHASE EQUITY GROWTH FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                  MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                  (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                  SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                  OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
 CLASS A SHARES   5.75%                       NONE
--------------------------------------------------------------------------------
 CLASS B SHARES   NONE                        5.00%
--------------------------------------------------------------------------------
 CLASS C SHARES   NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                          TOTAL ANNUAL
CLASS OF        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
SHARES          FEES          (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
 CLASS A        0.50%         0.25%           0.73%       1.48%
--------------------------------------------------------------------------------
 CLASS B        0.50%         0.75%           0.73%       1.98%
--------------------------------------------------------------------------------
 CLASS C        0.50%         0.75%           0.73%       1.98%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares are expected to be 0.02% and Total Annual Fund Operating Expenses for Class A shares are not expected to exceed 1.25%. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year

o  you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 CLASS A*       $717      $1,016    $1,336      $2,242
--------------------------------------------------------------------------------
 CLASS B **     $701      $  921    $1,268      $2,177***
--------------------------------------------------------------------------------
 CLASS C **     $301      $  621    $1,068      $2,306
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                1 YEAR    3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B        $201      $621      $1,068      $2,177***
--------------------------------------------------------------------------------
 CLASS C        $201      $621      $1,068      $2,306
--------------------------------------------------------------------------------

  * Assumes sales charge is deducted when shares are purchased.

 ** Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
THE FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase is entitled to receive an annual fee for its services. The following chart shows the maximum fee as a percentage of each Fund's average daily net assets:

FUND                       FEE
--------------------------------
 BALANCED FUND             0.50%
--------------------------------
 EQUITY INCOME FUND        0.40%
--------------------------------
 CORE EQUITY FUND          0.50%
--------------------------------
 EQUITY GROWTH FUND        0.50%
--------------------------------

The portfolio managers

CHASE BALANCED FUND

Henry Lartigue, Executive Vice President and Chief Investment Officer at Chase, and Jeff Phelps, Portfolio Manager at Chase are responsible for the equity portion of the portfolio. H. Mitchell Harper, Senior Vice President and Portfolio Manager at Chase is responsible for the fixed income portion of the portfolio. Mr. Lartigue has managed the equity portion of the portfolio since July of 1994. He began his career as a securities analyst at Chase in 1984. Mr. Lartigue then worked as an Equity Fund Manager until 1992. From July 1992 to June 1994, he worked as an independent registered investment adviser. He returned to Chase in 1994. Mr. Phelps has managed the equity portion of the portfolio since October 1999. Mr. Phelps joined Chase in 1997. Prior to joining Chase, he was employed by Houston Industries. Mr. Harper has managed the fixed income portion of the portfolio since October 1999. Mr. Harper has been with Chase since 1987. Previously he worked at John Alden Life Insurance Co. from 1985-1987, as Vice President, Portfolio Management. Prior to that he was Vice President, Department Head-Investments at Bank Life & Casualty.

CHASE EQUITY INCOME FUND

The portfolio manager is Robert Heintz, a Senior Investment Officer at Chase. He has managed the portfolio since its inception on March 29, 1988. Mr. Heintz has worked for Chase Texas since 1983.

CHASE CORE EQUITY FUND

Mr. Lartigue has managed the portfolio since January of 1996. Since January 1999 the fund has been co-managed with Mr. Phelps.

CHASE EQUITY GROWTH FUND

Mr. Lartigue has managed the portfolio since July of 1994.[LOGO]

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

About sales charges

There's a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.

You have a choice of three different kinds of charges. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy the Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them. Class C shares also have a deferred sales charge you may have to pay if you sell your shares within one year of buying them.

There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Funds receive the net asset value.

                    TOTAL SALES CHARGE
                AS % OF THE
                OFFERING       AS % OF
AMOUNT OF       PRICE          NET AMOUNT
INVESTMENT      PER SHARE      INVESTED
-----------------------------------------
LESS THAN
$100,000        5.75%          6.10%
-----------------------------------------
$100,000
BUT UNDER
$250,000        3.75%          3.90%
-----------------------------------------
$250,000
BUT UNDER
$500,000        2.50%          2.56%
-----------------------------------------
$500,000
BUT UNDER
$1 MILLION      2.00%          2.04%
-----------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets lower the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

YEAR           DEFERRED SALES CHARGE
-----------------------------------------
    1          5%
-----------------------------------------
    2           4%
-----------------------------------------
    3           3%
-----------------------------------------
    4           3%
-----------------------------------------
    5           2%
-----------------------------------------
    6           1%
-----------------------------------------
    7           None
-----------------------------------------
    8           None
-----------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.

CLASS C SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It's equal to 1% of the original purchase price or the current value of the shares, whichever is lower. The deferred sales charge on Class C shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first.

Like Class B shares, Class C shares have higher combined distribution and service fees. Unlike Class B shares, Class C shares are never converted to Class A shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B shares.

GENERAL

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It's

HOW YOUR ACCOUNT WORKS

a subsidiary of BISYS Group, Inc. and is not affiliated with Chase. Each Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares and up to 0.75% of the average daily net assets attributed to Class B and Class C shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the amount you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you don't want to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

Class C shares may be best if you prefer not to pay an initial sales charge and you're not sure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual Fund operating expenses (expenses that are deducted from Fund assets) for each Fund.

Your investment representative may be able to advise you about the best class of shares for you.[LOGO]

Buying Fund shares

You can buy shares three ways:

Through your investment representative

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

Through the Chase Funds Service Center
Call 1-888-524-2730

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

Chase Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

Through a Systematic Investment Plan

You can make regular automatic purchases of at least $100. See There's more on the Systematic Investment Plan later in this document.

                          --------------------------

Whether you choose Class A, Class B or Class C shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the Chase Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Chase Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The Chase Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the Chase Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

      ------------------------------
      THE CHASE FUNDS SERVICE CENTER
      ------------------------------
      1-888-524-2730
      ------------------------------

MINIMUM INVESTMENTS

                    INITIAL        ADDITIONAL
TYPE OF ACCOUNT     INVESTMENT     INVESTMENTS
  REGULAR
  ACCOUNT           $2,500         $100
  SYSTEMATIC
  INVESTMENT
  PLAN              $1,000         $100
  IRAS              $1,000         $100
  SEP-IRAS          $1,000         $100
  EDUCATION
  IRAS              $  500         $100

Make your check out to Chase Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be cancelled if the Chase Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not

HOW YOUR ACCOUNT WORKS

issue certificates for Class A or Class C shares unless you request them and they will not issue certificates for Class B shares.

Selling Fund shares

You can sell your shares three ways:

Through your investment representative

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Chase Funds Service Center. Your representative might charge you for this service.

Through the Chase Funds Service Center

Call 1-888-524-2730. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell $25,000 or more worth of Funds by phone, we'll send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:

Chase Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

Through a Systematic Withdrawal Plan

You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

                          --------------------------

You can sell your shares on any day the Chase Funds Service Center is accepting purchase orders. You'll receive the next NAV calculated after the Chase Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the Chase Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, each Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have signatures guaranteed for all registered owners or their legal representative if:

o you want to sell shares with a net asset value of $100,000 or more

o you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Vista Funds Service Center for more details.

Exchanging Fund shares

You can exchange your shares for shares of the same class of certain other Chase Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares three ways:

Through your investment representative

Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the Chase Funds Service Center. Your representative might charge you for this service.

Through the Chase Funds Service Center

Call 1-888-524-2730 to ask for details.

Through a Systematic
Exchange Plan

You can automatically exchange money from one Chase account to another of the same class. Call the Chase Funds Service Center for details.

                           ------------------------

If you exchange Class B shares of a Fund for Class B shares of another Chase Vista Fund, or Class C for Class C, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.[LOGO]

Other information
concerning the Funds

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

HOW YOUR ACCOUNT WORKS

The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class B and Class C shares of the Funds held by investors by the shareholder servicing agent.

Chase and/or CFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Funds held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates to Class A, Class B and Class C shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.[LOGO]

Distribution arrangements

The Funds' distributor is CFD Fund Distributors Inc., which we call CFD in this prospectus. CFD is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.

Each Fund has adopted a Rule 12b-1 distribution plan for Class A, Class B and Class C shares. It provides for payment of distribution fees at an annual rate of up to 0.25% of the average daily net assets attributed to Class A shares and up to 0.75% of the average daily net assets attributed to Class B and Class C shares of the Funds.

The money from these payments is used to compensate the Funds' distributor and broker-dealers for the services they provide and the expenses they incur selling Investor Class shares. Payments are not tied to the actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.[LOGO]

Distributions and taxes

The Funds can earn income and they can realize capital gains. The Funds deduct any expenses and pay these earnings out to shareholders as distributions. The Funds distribute any net investment income at least quarterly. Net capital gain is distributed at least annually.

You have three options for your distributions if your financial services firm offers them. You may:

o reinvest all of them in additional Fund shares;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and

o reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If we reinvest your distributions, they will be in the same class of shares. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Chase Balanced Fund and Chase Equity Income Fund expect that their distributions will consist primarily of ordinary income. The Chase Core Equity Fund and Chase Equity Growth Fund expect that their distributions will consist primarily of capital gains.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

For tax purposes, an exchange is treated as selling Fund shares. This will generally result in a capital gain or loss to you.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.[LOGO]

Shareholder services

SYSTEMATIC INVESTMENT PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically debited from your checking or savings account. You must make an initial deposit of at least $1,000 to start the plan.

You can set up a plan when you open an account by completing the appro- priate section of the application.

Current shareholders can join by send- ing a signed letter and a deposit slip or void check to the Chase Funds Service Center. Call 1-888-524-2730 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or

HOW YOUR ACCOUNT WORKS

semiannually. Your account must contain at least $5,000 to start the plan. Call 1-888-524-2730 for complete instructions.

SYSTEMATIC EXCHANGE

You can transfer assets automatically from one Chase account to another on a regular basis. It's a free service.

TELEPHONE PRIVILEGES

You can buy, sell and exchange your shares by calling the Chase Funds Service Center. Telephone privileges are provided automatically, unless you tell us otherwise on your account application.[LOGO]

What The Terms Mean

COLLATERALIZED MORTGAGE OBLIGATIONS:

debt securities that are collateralized by a portfolio of mortgages or mortgage backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

DOLLAR-WEIGHTED AVERAGE MATURITY:
The average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.

DURATION: A mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer, such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

HOW YOUR ACCOUNT WORKS

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TECHNICAL ANALYSIS: method which focuses on historical price trends in an attempt to predict future price movements.

VALUE APPROACH: approach which focuses on identifying securities that the adviser believes are undervalued by the market, as measured by certain financial formulas.

YIELD CURVE: measure showing relationship among yields of similar bonds with different maturities.[LOGO]

                       THIS PAGE INTENTIONALLY LEFT BLANK

--------------------------------------------------------------------------------
HOW TO REACH US
--------------------------------------------------------------------------------

More information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

(SAI) The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-888-524-2730 or writing to:

Chase Funds Service Center
P.O. Box 219211
Kansas City, MO 64121-9210

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasefunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5526

(C)2000 The Chase Manhattan Corporation. All Rights Reserved.

[CHASE LOGO]

Chase Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

                          PART C - OTHER INFORMATION


Item 23.         Exhibits





1        Declaration of Trust dated as of September 19, 1997.*



2        By-Laws.*


3        None.


4(a) Form of Investment Advisory Agreement between Trust and The Chase Manhattan Bank.*


4(b) Form of Sub-Advisory Agreement between The Chase Manhattan Bank and Texas Commerce Bank National Association.*


4(c)     Form of Administration Agreement.*


4(d)     Form of Investment Advisory Agreement.*


5        Form of Distribution and Sub-Administration Agreement.*


6        None.


7        Form of Custodian Agreement.*


8        Form of Transfer Agency Agreement.*

9 Opinion and consent of counsel as to the legality of the securities being registered.*


10       Consent of Independent Auditors.+

11 Financial Statements and the Reports thereon for the Funds filed herein for the fiscal year ended December 31, 1999 are incorporated by reference into this Part B as part of the 1999 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange Commission by the Registrant on Form N-30D on February 18 and 28, 2000, accession numbers 0000950146-00-000154 and 0000950146-00-000200.

12       None.


13       Distribution Plan.*


14       Financial Data Schedules.+


18       None.



* Previously filed with Registration Statement and Post-effective Amendments and are herein incorporated by reference.


+        Filed herewith.

Item 24.         Persons Controlled by or Under Common Control with the Fund.

Inapplicable.



Item 25.         Indemnification


Sections 10.2 and 10.4 of the Amended and Restated Declaration of Trust, filed as Exhibit 1, are incorporated herein by reference. Section 10.2 contains provisions limiting the liabilities of members of the Supervisory Committee and
Section 10.4 contains provisions for indemnification of the Trustee, members of the Supervisory Committee and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust and the Trustee pursuant to the foregoing provisions or otherwise, the Trust has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a director, officer, or controlling person of the Trust and the Trustee in connection with the successful defense of any action, suit or proceeding) is asserted against the Trust by such director, officer or controlling person or the Trustee in connection with the Units being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.         Business and Other Connections of Investment Adviser


(a) The Chase Manhattan Bank ("Chase") is the investment adviser of the Trust. Chase is a commercial bank providing a wide range of banking and investment services.

To the knowledge of the Registrant, none of the Directors or executive officers of Chase, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of Chase also hold or have held various positions with bank and non-bank affiliates of Chase, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.


         Name            Position with Chase         Principal Occupation
         ----            -------------------         --------------------
Hans W. Becherer         Director              Chairman and CEO, Deere & Co.

Frank A. Bennack, Jr.    Director              Chairman and CEO, The Hearst
                                               Corp.

Susan V. Berresford      Director              President, The Ford Foundation

Donald L. Boudreau       Vice Chairman         None
                         Of the Board

M. Anthony Burns         Director              Chairman of the Board,
                                               President and Chief Executive
                                               Officer of Ryder System, Inc.

H. Laurance Fuller       Director              Chairman, President, Chief
                                               Executive Officer and Director
                                               of Amoco Corporation and
                                               Director of Abbott Laboratories

Melvin R. Goodes         Director              Chairman and CEO, Warner-Lambert
                                               Co.

William H. Gray III      Director              President and CEO, The College
                                               Fund/UNCF


George V. Grune          Director              Chairman and CEO, The Reader's
                                               Digest Assoc., Inc.

William Harrison         Vice Chairman         None
                         Of the Board

Harold S. Hook           Director              Retired Chairman, American
                                               General Corp.

Helene Kaplan            Director              Of Counsel, Skaden, Arps, Slate,
                                               Meager & Flom LLP

Thomas G. Labreque       President and Chief   Chairman, Chief Executive
                         Operating Officer     Officer and a Director of The
                         and Director          Chase Manhattan Corporation and
                                               a Director of AMAX, Inc.

Donald H. Layton         Vice Chairman         None
                         Of the Board

James B. Lee             Vice Chairman         None
                         Of the Board

Denis O'Leary            Executive             None
                         Vice President

Marc J. Shapiro          Vice Chairman         None
                         Of the Board

Joseph G. Sponholz       Vice Chairman         None
                         Of the Board

Henry B. Schacht         Director              Chairman and Chief Executive
                                               Officer of Cummins Engine
                                               Company, Inc. and a Director of
                                               each of American Telephone and
                                               Telegraph Company and CBS Inc.


                                     II-4

Walter V. Shipley        Chairman of the       None
                         Board and Chief
                         Executive Officer

Andrew C. Sigler         Director              Chairman of the Board and Chief
                                               Executive Officer, Champion
                                               International Corporation

John R. Stafford         Director              Chairman, President and Chief
                                               Executive Officer, American
                                               Home Products Corporation


Marina V. N. Whitman     Director              Professor of Business
                                               Administration and Public
                                               Policy, University of Michigan



(b) Chase Bank of Texas, N.A. ("CBT") is investment sub-adviser with respect to certain of the Funds. Its business has been solely that of a national bank.


The directors and executive officers (i.e., members of management committee) of the investment adviser have held during the past two fiscal years the following positions of a substantial nature:

                        Position(s)     Position(s)
                        and Offices     and Offices   Other Substantial
                          with             with      Business, Profession,
      Name                CBT           Registrant   Vocation or Employment
      -----             --------------  -----------  ----------------------
John L. Adams           Chairman,        None        None
                        President and
                        CEO

Elaine B. Agather       CEO, CBT --      None        None
                        Fort Worth,
                        Vice Chairman,
                        CBT -- Metroplex

Alan R. Buckwalter, III Director,        None        None
                        Vice Chairman






                                     II-6

                        Position(s)       Position(s)
                        and Offices       and Offices      Other Substantial
                           with              with        Business, Profession,
       Name                 CBT           Registrant     Vocation or Employment
       -----            --------------    -------------  ----------------------

Robert C. Hunter        Director,            None         None
                        Vice Chairman

S. Todd Maclin          Director,            None         None
                        Vice Chairman

Beverly H. McCaskill    Director,            None         None
                        Executive
                        Vice President

Scott J. McLean         Executive            None         None
                        Vice President

Cathy S. Nunnally       Executive            None         None
                        Vice President

Jeffrey B. Reitman      Director,            None         None
                        General Counsel

Harriet S. Wasserstrum  Director,            None         None
                        Vice Chairman




Item 27.         Principal Underwriters

Inapplicable.


Item 28.         Location of Accounts and Records


Accounts and other documents are maintained at the offices of the Registrant.

Item 29.  Management Services.

Inapplicable.


Item 30.  Undertakings

         (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under
                 Section 16(c) of the 1940 Act.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without change.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 28th day of April, 2000.



                                                  MUTUAL FUND INVESTMENT TRUST
                          By /s/ Sarah Jones
                             --------------------------
                             Sarah Jones
                             Chair

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             *                     Trustee                        December 5, 2000
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         Trustee                        December 5, 2000
-------------------------------
    H. Richard Vartabedian

             *                     Trustee                        December 5, 2000
-------------------------------
    William J. Armstrong

             *                     Trustee                        December 5, 2000
-------------------------------
    John R.H. Blum

             *                     Trustee                        December 5, 2000
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                        December 5, 2000
    Roland R. Eppley, Jr.

             *                     Trustee                        December 5, 2000
-------------------------------
    Joseph J. Harkins

             *                     Chair and                      December 5, 2000
-------------------------------    Trustee
    Sarah E. Jones

             *
-------------------------------    Trustee                        December 5, 2000
    W.D. MacCallan

             *
-------------------------------    Trustee                        December 5, 2000
    W. Perry Neff

             *                     Trustee                        December 5, 2000
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                        December 5, 2000
-------------------------------
    Irv Thode

             *                     Trustee                        December 5, 2000
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and                  December 5, 2000
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                    December 5, 2000
-------------------------------    Fact
    H. Richard Vartabedian